TOUCHSTONE STRATEGIC TRUST
Touchstone Value Fund
(the "Fund")

Supplement dated December 16, 2020 to the Fund's current Statement of Additional
Information dated October 30, 2020, as supplemented

Notice of Change of Sub-Advisor Control

In the section of the Fund's Statement of Additional Information entitled “The Sub-Advisors and Portfolio Managers”, under the sub-heading “Sub-Advisor Control”, the last bullet is hereby deleted and replaced with the following:

•Barrow, Hanley, Mewhinney & Strauss, LLC is 75.1% owned by Perpetual Limited (ASX:PPT), an Australian financial services company, and 24.9% owned by its employees.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54BB-TST-TVLAX-S1-2012